THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln Investor Advantage® Variable Annuity
Lincoln Investor Advantage® Advisory Variable Annuity
Lincoln Investor Advantage® Fee-Based Variable Annuity
Lincoln Investor Advantage® RIA Class Variable Annuity

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln Investor Advantage® Variable Annuity
Lincoln Investor Advantage® Advisory Variable Annuity
Lincoln Investor Advantage® Fee-Based Variable Annuity

Supplement dated May 24, 2018 to the prospectus dated May 1, 2018

This supplement outlines a change to the investment options under your individual annuity contract. All other provisions outlined in your prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

BlackRock iShares® Alternative Strategies V.I. Fund.  The BlackRock Variable Series Funds, Inc. has informed us that the BlackRock iShares® Alternative Strategies V.I. Fund will be liquidated on or about August 31, 2018, and as a result, will no longer be available as an investment option under your contract.  You must transfer all money out of the BlackRock iShares® Alternative Strategies V.I. Fund Subaccount and into another Subaccount within your contract prior to the close of business August 31, 2018.
If you do not make this transfer prior to the liquidation, your money will be automatically transferred to the LVIP Government Money Market Fund Subaccount on August 31, 2018. Once this transfer occurs, any future allocations of purchase payments and/or contract value (or Account Value under i4LIFE® Advantage) that you previously designated to the BlackRock iShares® Alternative Strategies V.I. Fund Subaccount will be allocated to the LVIP Government Money Market Fund Subaccount. This investment will become your allocation instructions until you tell us otherwise. For complete details regarding this fund liquidation, please refer to the fund's prospectus, as supplemented.

Please retain this supplement for future reference.